Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2019
Other Operating Income [abstract]
Schedule of other operating income

	2017	2018	2019
	MCh$	MCh$	MCh$
Income for assets received in lieu of payment
Income from sale of assets received in lieu of payment	1,941	3,650	2,560
Other income	37	56	40
Subtotal	1,978	3,706	2,600

Release of provisions for contingencies
Other provisions for contingencies	160	7,526	―
Subtotal	160	7,526	―

Other income
Expense recovery	4,372	4,218	9,002
Rental income	8,863	9,013	8,387
Credit card income	7,690	2,504	4,037
Recovery from correspondent banks	2,710	2,591	2,816
Revaluation of prepaid monthly payments	843	1,224	1,731
Income from sale leased assets	1,360	2,586	1,166
Others	1,983	11,927	2,576
Subtotal	27,821	34,063	29,715

Total	29,959	45,295	32,315